Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

EXECUTIVE COMPENSATION AND FINANCIAL PERFORMANCE

The following table presents information regarding compensation actually paid to the Corporation’s CEO and Non-CEO NEOs and certain performance metrics. The amount of compensation actually paid is calculated in accordance with Item 402(v) of Regulation S-K which requires disclosure of the relationship between executive pay versus the Corporation’s financial performance.

	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Compensation Actually Paid to Non-CEO NEOs (1)	Value of Initial Fixed $100 Investment Based On:		Net Income (in '000)	Diluted Earnings per Share (Company-Selected Measure)
					Total Shareholder Return	Peer Group Total Shareholder Return (2)
	($)	($)	($)	($)	($)	($)	($)	($)
2023	1,497,065	863,815	633,371	475,915	64.6	92.7	26,239	1.16
2022	1,618,885	1,511,564	659,676	651,876	82.3	102.5	46,932	2.04
2021	914,366	1,615,231	484,497	717,930	93.5	107.8	43,089	1.81
2020	1,352,191	1,185,033	639,823	532,890	74.4	79.8	41,203	1.72

(1)

Christopher Becker was the CEO in all years presented.  Non-CEO NEOs for 2023 were Janet T. Verneuille, Christopher J. Hilton, Susanne Pheffer and Jay P. McConie. Non-CEO NEOs for 2022 were Janet T. Verneuille, Christopher J. Hilton, Michael J. Spolarich and Jay P. McConie. Non CEO NEOs for 2021 were Janet T. Verneuille, Christopher J. Hilton, Susanne Pheffer and Jay P. McConie. Non-CEO NEOs for 2020 were Janet T. Verneuille, Christopher J. Hilton, Richard P. Perro and Jay P. McConie.

(2)	Peer group is the custom peer group described under the heading "Role of Independent Compensation Consultant" in this proxy statement.

PEO Total Compensation Amount	$ 1,497,065
PEO Actually Paid Compensation Amount	$ 863,815
Adjustment To PEO Compensation, Footnote

The following is a reconciliation of Total Compensation in the Summary Compensation Table to Compensation Actually Paid for the CEO and Non-CEO NEOs for 2023. There were no valuation assumptions that differ materially from those utilized and disclosed at the time of grant.

	2023
	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
Total Compensation in the Summary Compensation Table	1,497,065	633,371
Deduct Amounts Reported in Summary Compensation Table:
Equity Awards	(620,000)	(161,250)
Change in Defined Benefit Pension Value	(80,873)	(49,885)
Other Additions (Deductions) to Arrive at Compensation Actually Paid:
Value of awards granted in the covered year that are outstanding and unvested at year end	330,272	85,898
Change in value of awards granted in a prior year that are outstanding and unvested at year end	(100,836)	(27,841)
Value of awards granted and vesting in the year	165,129	42,951
Value of awards granted in a prior year that vest in the covered year	(84,400)	(7,627)
Value of awards gained or lost in the covered year due to performance conditions	(273,750)	(71,198)
Pension service cost	31,208	31,496
Pension prior service cost	—	—
Compensation Actually Paid	863,815	475,915

The Corporation’s compensation policies and practices are the responsibility of the Compensation Committee of the Board. Executive compensation is designed to balance an executive’s financial rewards with risk taken and align an executive’s compensation with the interests of shareholders. In addition to base salary, incentive compensation is provided annually to executives in the form of both equity and cash awards. Annual equity incentives vest over three years and include both performance-based and time-based awards. These awards provide incentives for decision-making that will support the long-term financial performance of the Corporation. Annual cash incentives provide further financial rewards and support the short-term financial performance of the Corporation.

Total compensation paid to the CEO and each of the non-CEO NEOs takes into account certain quantitative metrics and qualitative factors as described under the heading “How We Determine The Amount to Pay for Each Element of Executive Compensation” of this proxy statement. The specific metrics and factors may vary from year-to-year in their composition or the weighting applied to each. Quantitative metrics include net income growth, ROA, ROE, diluted earnings per share growth and balance sheet growth. The quantitative metrics include both absolute metrics which measure the Corporation’s actual performance against preset targets established by the Compensation Committee and relative metrics which measure the Corporation’s actual performance against peer group results. The Corporation’s peer group is listed in this proxy statement. Qualitative metrics have included a bank safety rating and compensation committee discretion through 2021.

Non-PEO NEO Average Total Compensation Amount	$ 633,371
Non-PEO NEO Average Compensation Actually Paid Amount	$ 475,915
Compensation Actually Paid vs. Total Shareholder Return	The following presents executive compensation actually paid versus the percentage changes in The First of Long Island Corporation (“FLIC”) total shareholder return:
Compensation Actually Paid vs. Net Income	The following presents executive compensation actually paid versus the percentage changes in FLIC net income:
Compensation Actually Paid vs. Company Selected Measure	The following presents executive compensation actually paid versus the percentage changes in FLIC diluted earnings per share ("EPS"):
Total Shareholder Return Vs Peer Group
 The following presents cumulative total shareholder return for FLIC versus the Proxy Peer Group and NASDAQ U.S. Benchmark Banks Index (1):

(1)

Peer group is the custom peer group described under the heading "Role of Independent Compensation Consultant" in this proxy statement, which was selected to replace the NASDAQ U.S. Benchmark Banks Index used in last year's proxy statement, as it more closely reflects performance metrics used to incentivize NEOs.

Tabular List, Table

The most important financial performance measures used to link the NEO’s compensation actually paid to the Corporation’s financial performance for the most recently completed fiscal year are:

Net income
ROA
ROE
Total shareholder return

Measure:: 1
Pay vs Performance Disclosure
Name		Net income
Measure:: 2
Pay vs Performance Disclosure
Name		ROA
Measure:: 3
Pay vs Performance Disclosure
Name		ROE
Measure:: 4
Pay vs Performance Disclosure
Name	Total shareholder return
Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 620,000
NEO Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,250
Change In Defined Benefit Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,873
NEO Change In Defined Benefit Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,885
Value Of Awards Granted In The Covered Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	330,272
NEO Value Of Awards Granted In The Covered Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,898
Change In Value Of Awards Granted In A Prior Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,836
NEO Change In Value Of Awards Granted In A Prior Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,841
Value Of Awards Granted And Vesting In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,129
NEO Value Of Awards Granted And Vesting In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,951
Value Of Awards Granted In A Prior Year That Vest In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,400
NEO Value Of Awards Granted In A Prior Year That Vest In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,627
Value Of Awards Gained Or Lost In The Covered Year Due To Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,750
NEO Value Of Awards Gained Or Lost In The Covered Year Due To Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,198
Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,208
NEO Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,496
Pension Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Pension Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0